Liquidity, Financial Condition and Management's Plans (10K) (Details Narrative) - USD ($)				3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Apr. 20, 2015	Jan. 19, 2015	Feb. 06, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Jul. 27, 2013
Liquidity Financial Condition And Managements Plans
Proceeds from private placement	$ 2,312,500	$ 433,000	$ 1,875,000
Net cash used in operating activities						$ (5,476)	$ 452,987	$ 800,701	$ 1,061,303
Net loss				$ 1,249,846	$ 2,567,620	(17,125)	4,599,392	4,019,364	14,757,016
Cash				303,240	$ 722,215	$ 9,052	303,240	$ 722,215	5,403
Working capital deficiency				$ 3,300,000			$ 3,300,000		$ 198,023